Borrowings (Short-term and Long-term Borrowings) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Fixed Rate Obligations [Member] Japanese Yen Denominated [Member] USD ($)	Mar. 31, 2011 Fixed Rate Obligations [Member] Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2010 Fixed Rate Obligations [Member] Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2011 Fixed Rate Obligations [Member] Non-Japanese Yen Denominated [Member] USD ($)	Mar. 31, 2011 Fixed Rate Obligations [Member] Non-Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2010 Fixed Rate Obligations [Member] Non-Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2011 Floating Rate Obligations [Member] Japanese Yen Denominated [Member] USD ($)	Mar. 31, 2011 Floating Rate Obligations [Member] Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2010 Floating Rate Obligations [Member] Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2011 Floating Rate Obligations [Member] Non-Japanese Yen Denominated [Member] USD ($)	Mar. 31, 2011 Floating Rate Obligations [Member] Non-Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2010 Floating Rate Obligations [Member] Non-Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2011 Index Or Equity Linked Obligations [Member] Japanese Yen Denominated [Member] USD ($)	Mar. 31, 2011 Index Or Equity Linked Obligations [Member] Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2010 Index Or Equity Linked Obligations [Member] Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2011 Index Or Equity Linked Obligations [Member] Non-Japanese Yen Denominated [Member] USD ($)	Mar. 31, 2011 Index Or Equity Linked Obligations [Member] Non-Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2010 Index Or Equity Linked Obligations [Member] Non-Japanese Yen Denominated [Member] JPY (¥)	Mar. 31, 2011 Long-Term Borrowings [Member] USD ($)	Mar. 31, 2011 Long-Term Borrowings [Member] JPY (¥)	Mar. 31, 2010 Long-Term Borrowings [Member] JPY (¥)	Mar. 31, 2011 Short-Term Borrowings [Member] USD ($)	Mar. 31, 2011 Short-Term Borrowings [Member] JPY (¥)	Mar. 31, 2010 Short-Term Borrowings [Member] JPY (¥)	Mar. 31, 2011 Bonds And Notes Issued [Member] USD ($)	Mar. 31, 2011 Bonds And Notes Issued [Member] JPY (¥)	Mar. 31, 2010 Bonds And Notes Issued [Member] JPY (¥)	Mar. 31, 2011 Long Term Borrowings From Banks And Financial Institutions [Member] USD ($)	Mar. 31, 2011 Long Term Borrowings From Banks And Financial Institutions [Member] JPY (¥)	Mar. 31, 2010 Long Term Borrowings From Banks And Financial Institutions [Member] JPY (¥)
Commercial paper																									$ 4,586	¥ 379,500	¥ 484,614
Bank borrowings																									6,812	563,748	631,879
Other																									2,704	223,829	185,171
Total, Short-term borrowings	14,102	1,167,077	1,301,664																						14,102	1,167,077	1,301,664
Long-term borrowings from banks and other financial institutions																						30,925	2,559,325	2,235,948
Bonds and notes issued				16,503	1,365,805	1,157,449	9,046	748,626	534,494	10,840	897,147	139,824	4,408	364,796	194,427	15,120	1,251,330	1,434,094	11,911	985,723	744,428							67,828	5,613,427	4,204,716
Sub-Total	98,753	8,172,752	6,440,664
Trading balances of secured borrowings	2,781	230,165	758,397
Total, Long-term borrowings	101,534	8,402,917	7,199,061
Secured Debt																									$ 534	¥ 44,159	¥ 25,411	$ 12,093	¥ 1,000,856	¥ 66,078	$ 74	¥ 6,093	¥ 30,879